N-4	Apr. 26, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you withdraw money from your Contract within six years following your last premium payment, you may be assessed a Surrender Charge of up to 8% of the premium payment being partially or fully withdrawn.

For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 withdrawal.

If you withdraw money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value and incorporate the Proportional Cap Rate, if applicable, and the Floor Rate and the Buffer Rate do not apply. This means you can lose up to 100%
of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after
November 13, 2023 do not include a Proportional Cap Rate.
Charges and Fees – Surrender Charge The Cycle Investment Options - Examples
Transaction Charges	In addition to the charges for early withdrawals, we reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.	Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, if you allocate premiums and/or your Contract Value to the Subaccounts, depending on the Investment Portfolios that you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected.
Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1]	1.15%	1.15%
Investment Portfolios[2] (Portfolio Company fees and expenses)	0.49%	1.05%
Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.20%	0.30%

1 As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value
2 As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
3 As a percentage of Contract Value. These fees are applied pro-rata against all Investment Options, the Cycle Investment Value and amounts held in the Default Account.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Charges for Early Withdrawals [Text Block]
Charges for Early
Withdrawals
If you withdraw money from your Contract within six years following your last premium payment, you may be assessed a Surrender Charge of up to 8% of the premium payment being partially or fully withdrawn.

For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 withdrawal.

If you withdraw money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value and incorporate the Proportional Cap Rate, if applicable, and the Floor Rate and the Buffer Rate do not apply. This means you can lose up to 100%
of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after
November 13, 2023 do not include a Proportional Cap Rate.
Charges and Fees – Surrender Charge

The Cycle Investment Options - Examples

Surrender Charge (of Amount Surrendered) Maximum [Percent]	10000.00%
Transaction Charges [Text Block]	Transaction ChargesIn addition to the charges for early withdrawals, we reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Expenses – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, if you allocate premiums and/or your Contract Value to the Subaccounts, depending on the Investment Portfolios that you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected.
Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1]	1.15%	1.15%
Investment Portfolios[2] (Portfolio Company fees and expenses)	0.49%	1.05%
Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.20%	0.30%

1 As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value
2 As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
3 As a percentage of Contract Value. These fees are applied pro-rata against all Investment Options, the Cycle Investment Value and amounts held in the Default Account.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

FEES AND EXPENSES	Lowest Annual Cost: $1,481	Highest Annual Cost: $2,320	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000 (to the Subaccounts only)	Assumes: •Investment of $100,000 (to the Subaccounts only)
	•5% annual appreciation	•5% annual appreciation
	•Least expensive investment portfolio fees and expenses	•Most expensive investment portfolio fees and expenses
	•No optional benefits	•Both the Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider
	•Base Contract Expenses of 1.15%	•Base Contract Expenses of 1.15%
	•No Surrender Charges	•No Surrender Charges
	•No additional premium Payments, transfers, or withdrawals	•No additional premium Payments, transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.15%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.15%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value
Investment Options (of Other Amount) Minimum [Percent]	0.49%
Investment Options (of Other Amount) Maximum [Percent]	1.05%
Investment Options Footnotes [Text Block]	As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.30%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value. These fees are applied pro-rata against all Investment Options, the Cycle Investment Value and amounts held in the Default Account.
Lowest Annual Cost [Dollars]	$ 1,481
Highest Annual Cost [Dollars]	$ 2,320
Lowest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000 (to the Subaccounts only)
•5% annual appreciation
•Least expensive investment portfolio fees and expenses
•No optional benefits
•Base Contract Expenses of 1.15%
•No Surrender Charges
•No additional premium Payments, transfers, or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000 (to the Subaccounts only)
•5% annual appreciation
•Most expensive investment portfolio fees and expenses
•Both the Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider
•Base Contract Expenses of 1.15%
•No Surrender Charges
•No additional premium Payments, transfers, or withdrawals

Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior Contract earnings.	Principal Risks
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

A Surrender Charge applies for up to six years following your last premium payment. The charge will reduce the value of your Contract if you withdraw money during that time. The benefit of tax deferral also means the Contract is more beneficial to investors with a long time horizon.

Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal or transfer prior to the Cycle End Date. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal or transfer prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Principal Risks
Risks Associated with Investment Options	•An investment in this Contract is subject to the risk of poor investment performance of the Cycle Investments and the Investment Portfolios that you select.	Principal Risks
•Each Cycle Investment, Subaccount, and the Default Account has its own unique risks.
•You should review this prospectus as well as the prospectuses for available Investment Portfolios.
Insurance Company Risks	Any obligations, guarantees, and benefits of the Contract are subject to our claims-paying ability. If Midland National experiences financial distress, it may not be able to meet its obligations to you. More information about Midland National, including its financial strength ratings, is available upon request. You may make such request by calling 1-866-747-3421 or visiting www.SRSLiveWell.com.	Principal Risks

Investment Restrictions [Text Block]
•We reserve the right not to offer any Cycle Investments and to reject or limit the amount that may be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.
•You are not permitted to transfer Contract Value into a Cycle Investment on any day other than a Cycle Start Date.
•Currently, we allow unlimited transfers without charge among Subaccounts and between the Subaccounts and Cycle Investments during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 15 per year.
•Currently, we allow you to invest in an unlimited number of Investment Options at one time. However, we reserve the right to limit the number of Subaccounts and/or Cycle Investments in which you may invest at any one time.
•We reserve the right to limit transfers among Subaccounts in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Subaccounts and/or Cycle Investments currently available.

Optional Benefit Restrictions [Text Block]
•Withdrawals may reduce the Return of Premium Death Benefit by more than the amount withdrawn.
•The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider may only be elected at the time you purchase the Contract for an additional charge.
•Once elected, you cannot voluntarily terminate an optional benefit without surrendering or annuitizing your Contract.
•The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider are not available in all states.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and payments received under the Contract.
•If you purchase the Contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation for selling this Contract to you in the form of commissions. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (the degree to which Contracts sold remain in force). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits. This compensation may influence your registered representative to recommend this Contract over another investment. In addition to the foregoing, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	8%
State Premium Tax[1]	0% to 3.5%
Transfer Fee[2]	$15
Fair Value Calculation[3] (as a percentage of the amount invested in Cycle Investments)	100%
[1]    State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
[2]    Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
3    If you withdraw money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate with a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In the event of severe market disruption where the value of the financial instruments become worthless, this means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. See “Valuation of a Cycle Investment” later in this Prospectus, as well as “Fair Value Formulas” in Appendix E.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Portfolio company fees and expenses).
Annual Contract Expenses

Annual Contract Expenses	Current Charge	Maximum Charge
Base Contract Expenses (as a percentage of average Accumulation Value)[1]	1.15%	1.15%
Return of Premium Death Benefit Rider (as a percentage of Contract Value)[2]	0.20%	0.20%
Waiver of Surrender Charges Rider (as a percentage of Contract Value)[2]	0.30%	0.30%

Transaction Expenses [Table Text Block]
Transaction Expenses

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	8%
State Premium Tax[1]	0% to 3.5%
Transfer Fee[2]	$15
Fair Value Calculation[3] (as a percentage of the amount invested in Cycle Investments)	100%
[1]    State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
[2]    Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
3    If you withdraw money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate with a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In the event of severe market disruption where the value of the financial instruments become worthless, this means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. See “Valuation of a Cycle Investment” later in this Prospectus, as well as “Fair Value Formulas” in Appendix E.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Portfolio company fees and expenses).
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Exchange Fee, Current [Dollars]	$ 15
Exchange Fee, Footnotes [Text Block]	[2] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee, Current [Percent]	100.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	[1] State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Annual Contract Expenses	Current Charge	Maximum Charge
Base Contract Expenses (as a percentage of average Accumulation Value)[1]	1.15%	1.15%
Return of Premium Death Benefit Rider (as a percentage of Contract Value)[2]	0.20%	0.20%
Waiver of Surrender Charges Rider (as a percentage of Contract Value)[2]	0.30%	0.30%
[1]    This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. The maximum charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
[2] This charge is a percentage of the Contract Value. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	[1] This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. The maximum charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
Other Annual Expense, Footnotes [Text Block]	[2] This charge is a percentage of the Contract Value. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
Annual Portfolio Company Expenses [Table Text Block]

Annual Investment Portfolio Expenses[1] (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	Minimum	Maximum
Total annual operating expenses	0.49%	1.05%

Portfolio Company Expenses [Text Block]	Annual Investment Portfolio Expenses[1] (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.49%
Portfolio Company Expenses Maximum [Percent]	1.05%
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,932	$13,784	$17,899	$30,318

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,932
Surrender Expense, 3 Years, Maximum [Dollars]	13,784
Surrender Expense, 5 Years, Maximum [Dollars]	17,899
Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,318
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,732	$8,384	$14,299	$30,318

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,732
Annuitized Expense, 3 Years, Maximum [Dollars]	8,384
Annuitized Expense, 5 Years, Maximum [Dollars]	14,299
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 30,318
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,732	$8,384	$14,299	$30,318

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,732
No Surrender Expense, 3 Years, Maximum [Dollars]	8,384
No Surrender Expense, 5 Years, Maximum [Dollars]	14,299
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,318
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
General Risk of Loss
Investments in the Contract are subject to the risk of loss of principal and previously credited earnings due the negative performance of the Index to which a Cycle is linked or of the Investment Portfolio in which a Subaccount invests.
General Liquidity Risk
The Contract is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. If you are not a long-term investor, this Contract may not be appropriate for you. Each premium Payment is subject to a six year Surrender Charge, which may reduce your Surrender Value below the amount of premium payments you made.
RISKS OF INVESTING IN THE CYCLE INVESTMENTS
Risk of Loss
Investments in Cycle Investments will fluctuate in value based on the performance of the Index. Such losses may be substantial depending on the performance of the Index and the Cycle Investment to which you allocate Contract Value. You will bear the portion of the loss that exceeds the Buffer Rate or the loss up to the amount of the Floor Rate, as applicable. The Floor Rate and the Buffer Rate provide downside protection from negative Index Performance only on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.
Liquidity Risk
The amount of Cycle Investment Value available for withdrawal on any Business Day is equal to the Cycle Investment Unit Value on that day multiplied by the number of Cycle Investment Units credited to your Contract. Prior to the Cycle End Date, the Cycle Investment Unit Value for each Cycle Investment is based on the Fair Value of the financial instruments that equal the Cycle Investment at maturity. The Fair Value estimates the market value of the risk of loss and possibility of gain if the Cycle Investment is held to the Cycle End Date. The Fair Value determination takes into account a variety of factors, including the change in Index value from the Cycle Start Date, volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and time remaining to the Cycle End Date. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the index performance is positive due to the possibility that the index performance could decrease before the Cycle End Date. Changes in the Index volatility and interest rates also may reduce the Cycle Investment Unit Value.
For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In addition, the Floor Rate and the Buffer Rate do not apply. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. For all Cycle Investments, this means on any day prior to the Cycle End Date if you make a withdrawal, surrender or annuitize the Contract, or if a death benefit becomes payable, you could lose up to 100% of your principal investment and any earnings. On the Cycle End Date (when the Floor Rate and the Buffer Rate do apply), you could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate or up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Transfers, withdrawals, and optional benefit rider charges deducted before the Cycle End Date will reduce your Cycle Investment Value dollar for dollar.
Changes to the Cycle Investments
Availability of the Cycle Investments for future Cycle Types are solely at our discretion, and we can change or remove them without Contract Owner consent. You bear the risk that a Cycle Type in which you initially invest will not continue to be available in the future. We reserve the right not to offer any Cycle Investments, and to reject or limit the amount that can be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index. We set Cap Rates and Participation Rates at our discretion based on a variety of factors. These rates may change from Cycle Term to Cycle Term and may be less than your initial rates. Contract Owners bear the risk that the rates we set will be less favorable than they find acceptable. We will amend the prospectus should we cease offering Cycle Investments.
In the event that the Index for a Cycle Investment is discontinued, or is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, for future Cycle Investments, we may replace the Index with an available comparable Index, subject to any necessary regulatory filings. If the Index is discontinued, for Cycle Investments that are ongoing, the Cycle Term will end, i.e., we will “mature” it, on the date the Index is discontinued, and we will calculate the Cycle Investment return, positive or negative, based on the Crediting Type (i.e.,Cap Rate or Participation Rate)and the Cycle Structure (i.e.,Floor Rate or Buffer Rate,), as applicable. See “Replacement of the Index” below for additional information.
Limited Participation in Positive Performance
Any increase in the value of the Contract Owner’s Cycle Investment for any Cycle, on the Cycle End Date, is limited by the Cycle’s Cap Rate or Participation Rate, which could cause the Contract Owner’s Cycle Investment on any Cycle Business Day to be lower than they would otherwise be if the Contract Owner invested, for example, in a mutual fund or exchange-traded fund tracking the same Index. The Cap Rates and Participation Rates benefit us because they limit the hedging costs to cover the amount of increase in the Cycle Investment that we may be obligated to pay. We set the Cap Rates and Participation Rates at our discretion. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior November 13, 2023, the Fair Value calculation, which determines the amount available for withdrawal, will take into account the Proportional Cap Rate, which may reduce the Cycle Investment Unit Value based on the time remaining until the Cycle End Date Term. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. Generally, Cycle Investments
that provide greater protection against negative Index performance through the Floor Rate or Buffer Rate have lower Cap Rates and Participation Rates than Cycle Investments with the same Index and Cycle Term that provide less protection.
Cap Rates and Participation Rates
The Cap Rate for a Cycle Investment with a Cap Rate Crediting Type and the Participation Rate for a Cycle Investment with a Participation Rate Crediting Type are declared on the Cycle Start Date and will be disclosed on our website www.srslivewellservice.com. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap Rate or Participation Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate or Participation Rate for the prior Cycle Term and/or the Indicative Rate. There is a risk that the Cap Rate will be lower than the Index’s rate of return. For Participation Rates lower than 100%, investors will not fully participate in the Index’s positive rate of return.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type and a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type, which is the Rate Threshold disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate or Participation Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. If this occurs, there is a risk that allocation of your Contract Value to a different Cycle Investment will be delayed until the following month because a new Cycle Investment can only be established on a Cycle Start Date (i.e., the third Thursday of each month). There is also a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future. Contract Value that you allocate to a Cycle Investment that does not launch will remain in the Default Account until you provide us with alternative allocation instructions.
The Cap Rates and Participation Rates apply from the Cycle Start Date to the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. It is not an annual limit. For Participation Rates with multi- year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
We will inform you of the final Cap Rate or Participation Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you must notify us within 10 business days from the day we send you notice of the final Cap Rate(s) or Participation Rate(s). When you do so, you must instruct us where to reallocate your investment. Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges. Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any withdrawals taken from the Cycle Investment and optional rider fees, without being subject to the Fair Value calculation. Surrender Charges will be assessed, if applicable. Amounts withdrawn or surrendered may also be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59 ½ If you do not exercise your right to bailout within 10 business days of the notice, then your Contract Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw your proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term
On each Cycle Business Day, other than the Cycle Start Date and Cycle End Date, we determine the Cycle Investment Unit Value for a Cycle Investment by reference to a Fair Value. The Fair Value of a Cycle Investment reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term, without regard to the Floor Rate or the Buffer Rate, as applicable. For Cycle Investments with a Cap Rate Crediting Type that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also be subject to the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In some states, pending regulatory approval(s), if any, the Proportional Cap Rate will continue to be incorporated into the Fair Value calculation for Cycle Investments that have a Cycle Start Date on or after November 13, 2023. See “Appendix B – State Variations.”
We contract with a Fair Value Calculation Agent to determine the Fair Value of a Cycle Investment based on a variety of factors such as the change in the Index Value from the Cycle Start Date, implied volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is determined based on the economic value of a hypothetical financial investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The formula is based on the value of each of these financial instruments and is determined by a Fair Value Calculation Agent using standard financial industry calculations. This means the Fair Value of a Cycle Investment before the Cycle End Date could be different than the performance of the reference Index during the calculation period. For more information on the formula used to calculate Fair Value, see “Valuation of a Cycle Investment – Cycle Value Unit Value – During the Cycle Term.”
Midland National will publish the Cycle Investment Unit Values each Business Day on its website: www.srslivewellservice.com. For more information and to see how Fair Value and Cycle Investment Unit Value are calculated, see “Appendix C – Cycle Investment Unit Value Examples Cycle Investment Unit Value Examples”, “Investing in the Cycle Investments”, and “Appendix E – Fair Value Formulas” in this prospectus.
Risk Associated with the Indices
The value of the Contract Owner’s Cycle Investment is dependent on the performance of the reference Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause the Contract Owner to lose money. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Cycle Term.
While it is not possible to invest directly in an Index, if the Contract Owner chooses to allocate amounts to a Cycle Investment, the Contract Owner is indirectly exposed to the investment risks associated with the referenced Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. Over time, we may also change the Indices to which the Cycle Investments are linked. Below is a summary of important investment risks to which each Index is exposed. For more information, see “Additional Information about the Indices” and “Appendix D - Index Disclosures.”
•    S&P 500® Price Return Index (Bloomberg Ticker: SPX). The S&P 500® Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. The S&P 500® Price Return does not include dividends or distributions.
•    MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). The price return index does not include dividends or distributions
•    Russell 2000 Price Return Index (Bloomberg Ticker: RTY). The Russell 2000 Index refers to a stock market index that measures the performance of the 2,000 smaller companies included in the Russell 3000 Index. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies. The price return index does not include dividends or distributions.
•Nasdaq-100 Max 30TM Index: (Bloomberg Ticker: NDXMAX30TM), which is designed to track the performance of the Nasdaq-100 Futures Excess ReturnTM Index (the underlying index) while seeking to limit volatility to 30% annually. The underlying index is composed of futures contracts that reference the performance of the Nasdaq-100 Index®, which itself tracks the performance of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market. The underlying index is an “excess return” index, meaning its return reflects the investment return of its component futures contracts, but does not reflect any return on collateral associated with the purchase of such futures contracts. The Index adjusts exposure to the underlying index on a daily basis and may employ leverage to achieve its target volatility level. This Index may be appropriate for an investor who wants exposure to non-financial companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology, with additional volatility control. The Index does not include dividends or distributions, and its return is subject to a 1% annualized deduction. The Index is subject to the following risks:
◦Index Futures. Index futures are subject to a variety of different risks. In general, the price of an index futures contract reflects the expected value of an index in the future, not the current value of the index. A variety of market forces and other factors can lead to a disparity between the price of an index futures contract and the current value of the referenced index. As a result, the underlying index may underperform, and will likely perform differently, than the Nasdaq-100 Index®. Index futures contracts are subject to the risk of default by obligors. These factors and others, including government regulation and intervention, can cause the price of futures contracts to be volatile and may adversely impact the performance of the underlying index and, consequently, the level of the Index or the calculation or availability of Index values.
The underlying index is an “excess return” futures-based index. Returns from investing in futures contracts are generally derived from three sources: (a) changes in the price of the relevant futures contracts (which is known as the “price return”); (b) any profit or loss realized when replacing the relevant futures contract as it reaches its expiration date with a similar futures contract that has a later expiration date (which is known as the “roll return”); and (c) any interest earned on the collateral for the relevant futures contracts (which is known as the “collateral return”). An excess return index measures the price return and roll return associated with an investment in uncollateralized future contracts. In contrast, a “total return” index would also measure the collateral return as well as the price return and roll return. An excess return index will generally underperform an otherwise identical total return index.
◦Large-Cap. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.
◦Foreign Securities. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).=
◦Performance Drag. The Index includes a daily deduction of 1% per annum which will exert a drag on Index performance, offsetting any positive performance of the underlying index for each day and exacerbating any negative performance, and may cause the level of the Index to decline even if the underlying index is performing positively. These deductions negatively impact the performance of the Index. The performance of the Index would be approximately 1% higher if the daily deduction was not applied.
◦Volatility Control. The Index may reduce its exposure during periods of volatility in order to mitigate dramatic changes in the value of the Index. There is no guarantee that the Index will achieve its target volatility level, the methodologies used to measure historical volatility may not accurately capture volatility trends, and historical trends are not necessarily indicative of future volatility. Because volatility control may limit participation in rising markets, it may ultimately limit your returns (if any) under a Cycle Investment. In addition, each Cycle Investment already provides limited downside protection in the form of its Cycle Structure. You should consider whether selecting a Cycle Investment linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals.
◦Leverage. When the Index has leveraged exposure to the underlying index, any movements in the level of the underlying index may result in greater changes in the level of the Index than if leverage was not used. In particular, the use of leverage will amplify any negative performance of the underlying index. Leverage may significantly increase the Index's volatility, even when leverage is used as part of a volatility control mechanism.
◦Concentration. The Index allocates to a single underlying index and as such the Index will be subject to the risks affecting the underlying index on a concentrated basis.
◦Disruptive Events. The occurrence of certain disruptive and extraordinary events, such as the unavailability of necessary data to apply the Index methodology, could impair the operation of the Index. Should such an event occur, the Index publisher may take any actions permitted by the Index rules, such as exercising limited discretion in determining the Index values or discontinuing the Index.
◦New Index. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
◦Exclusive Licensing. Use of the Index in connection with annuity contracts has been exclusively licensed to Midland National Life Insurance Company. If the exclusive licensing agreement is not renewed, the Index may become available through other investment vehicles or may be discontinued.
No Dividends or Distributions Included in the Index
We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker:NDXMAX30TM), which do not include dividends or distributions, so the indices performances do not reflect dividends or distributions paid on the securities comprising the indices, if any. The calculation of the Index performance for a Cycle Investment, therefore, will not reflect the full investment performance of the underlying securities if they pay dividends or distributions.
No Rights in the Securities Underlying the Index
A Cycle Investment does not involve investing in the associated Index nor in any securities included in that Index. As a result, Contract Owners will not have voting rights, rights to receive cash dividends or other distributions or other rights that holders of securities comprising the indexes would have. We calculate the increase in value of Cycle Investment without taking into account any such distributions or dividends paid.
Replacement of the Index
If an Index is discontinued, we reserve the right to replace it with an alternative index for future Cycle Investments. We will give at least a 30 days’ notice of the change, unless the Index provider gives us less than 30 days notice, in which case we will give you notice as soon as practicable at our discretion. We will attempt to choose a replacement index that has a similar investment objective and risk profile to the discontinued Index. If we replace an Index, any future Cycle Investments will be available with the same Cap Rate Threshold, Floor Rate and Buffer Rate features. In addition, in the event the Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. You bear the risk that the replacement index may not be acceptable to you.
Due to the possibility that an Index may be discontinued, we cannot guarantee that any Index will remain available through the end of a Cycle Term. In the event an Index is discontinued, we will terminate the Cycle Investment, as described below.
If an Index were to be discontinued, we will end, or mature, the Cycle Term before its scheduled Cycle End Date as of the date of the most recently available closing value of the Index before its discontinuance. We will use that closing value to calculate the Cycle Investment return, positive or negative, through that date. We will apply the Index performance as of that date subject to the Crediting Type (i.e.,Cap Rate or Participation Rate) and the Cycle Structure (i.e.,Floor or Buffer Rate), as applicable. For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value and for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a -20% negative return to your Cycle Investment Value and for a Cycle with a -10% Floor Rate, we would credit a -10% negative return to your Cycle Investment Value. We would provide notice about ending the Cycle, as soon as practicable and ask for instructions on where to transfer your Cycle End Date value. If you do not provide us with instructions, your Cycle End Date value will be transferred to the Default Account and will remain there until you provide us with alternative allocation instructions.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount.
RISKS OF INVESTING IN THE SUBACCOUNTS
Risk of Loss
You bear the risk of any decline in the Accumulation Value of your Subaccounts resulting from the performance of the Investment Portfolios you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. The investment risks are described in the prospectuses for the Investment Portfolios.
OTHER GENERAL RISKS OF INVESTING IN THE CONTRACT
Financial Strength of Midland National
Midland National is solely responsible for all guarantees provided under the Contract, including without limitation values calculated for the Cycle Investments, a Death Benefit and any annuity payments. Our General Account assets, which support these guarantees and payments are subject to the claims of our creditors. As such, the guarantees and payments are subject to our financial strength and claims paying ability and, therefore, to the risk that we may default on the guarantees and payments. For information on our financial condition, please review our financial statements included in this prospectus. Additional information about our business and operations is set forth in “Midland National Life Insurance Company”, later in this prospectus.
Optional Benefit Risk
If you choose to purchase one or both of the optional benefits available for an additional charge, the fees for the optional benefit(s) will be deducted from your Contract Value, including the Cycle Investments.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable.
When charges for optional benefits are deducted from the Cycle Investments, the Cycle Investment Value from which the deduction is taken is based on the Fair Value calculation unless the deduction is made on the Cycle End Date. If a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The fees for the optional benefit(s) you select will be deducted from your Contract Value for the life of the Contract. You cannot voluntarily terminate an optional benefit available without surrendering or annuitizing your Contract. If you purchase the Surrender of Waiver Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. Withdrawals may reduce the Return of Premium Death Benefit by more than the amount withdrawn, and it is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit for which we do not assess a charge. There is a risk that any financial savings or return provided by an optional benefit will ultimately be less than the amount you paid for the benefit.
Upon the Contract’s Maturity Date, any optional benefits, including the Return of Premium Death Benefit, you have elected will terminate without value.
The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider are not available in all states. See Appendix B: State Variations.
Adverse Tax Consequences
Certain transactions including, but not limited to, withdrawals (including systematic withdrawals and required minimum distributions) and surrenders may lead to a taxable event. If you purchase the Contract through a tax advantaged retirement account, distributions received before you attain age 59 1⁄2 may be includable in income and subject to a 10% penalty tax. If you take a withdrawal from a Non-Qualified Contract, any earnings before you attain age 59 1⁄2 may be included in income and subject to a 10% penalty tax in addition to ordinary income tax. In addition, existing tax laws that benefit this Contract may change at any time.
Premium Payment Risk
Your ability to make subsequent premium payments is subject to restrictions. We reserve the right to refuse any premium payment, to further limit your ability to make subsequent premium payments with advance notice, and require our prior approval before accepting premium payments. There is no guarantee that you will always be permitted to make premium payments. If we refuse and/or limit your premium payments:
•your ability to increase your Contract Value will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit; and
•the potential financial savings provided by the Waiver of Surrender Charge Rider will be limited, because Surrender Charges are not assessed after 6 years following your last premium payment..

Minimum Contract Value Risk
The minimum amount that can be left in the entire Contract after a withdrawal is $1,000.00. The entire Contract will be terminated and the balance will be distributed to the Contract Owner if a withdrawal causes the Contract Value to drop below $1,000.00.
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our insurance business activities. Because our insurance business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (affecting the internet, cloud services, or other infrastructure) or targeted (failure in or breach of our systems or those of third parties on whom we rely).There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Due to the increasing sophistication of cyber-attacks,such cybersecurity incidents could occur and persist for an extended period of time without detection. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.
Cybersecurity risks may also affect the Indices and the Investment Portfolios in which the Subaccounts invest. Breaches in cybersecurity may cause the performance of an Index or Investment Portfolio to be calculated incorrectly, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index or the performance of any Investment Portfolio, Breaches in cybersecurity may also negatively affect the value of the securities or other investments that comprise or define an Index or in which a portfolio invests.
Catastrophic Events
Catastrophic events including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:
•    causing long-term interruptions in our service and the services provided by our significant vendors;
•    creating economic uncertainty, and reducing or halting economic activity;
•    disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;
•    increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.
The extent to which these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Item 10. Benefits Available (N-4) [Text Block]
BENEFITS UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total premium payments each year	Standard	No Charge	•Each payment must be at least $100 (unless we consent otherwise).
•Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Dollar Cost Averaging (“DCA”) Program	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Portfolio Rebalancing Program	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Standard Death Benefit	Pays your beneficiary your Contract Value	Standard	No Charge	•Terminates upon the Maturity Date.
Return of Premium Death Benefit Rider	Pays your beneficiary the greater of (i) your Contract Value or (ii) your total premium payments, adjusted for withdrawals	Optional	0.20% (as an annualized percentage of Contract Value	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states
•Cannot be voluntarily terminated •Terminates at maturity or change in ownership.
•Withdrawals will reduce the value of the benefit in the same proportion that the withdrawal reduced the Contract Value, which may be more than the amount withdrawn.
Waiver of Surrender Charge Rider	Increase your Free Withdrawal Amount to 100% of the Contract Value	Optional	0.30% (as an annualized percentage of Contract Value	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Systematic Withdrawals will be taken pro-rata from your Subaccounts only. Once the Subaccounts’ Accumulation Value is exhausted, the Systematic Withdrawals will terminate. If the contract owner wishes to continue Systematic Withdrawals, he/she will have to contact us to set up a new Systematic Withdrawal program for the Cycle Investments and then will be taken pro-rata from your Cycle Investments. The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle, Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance” the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1⁄2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
Death Benefit
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. It is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. Payment of the Death Benefit is not subject to the Surrender Charge.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select the optional Return of Premium Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76. The Return of Premium Death Benefit is not available in all states. See “Appendix B: State Variations.”
The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st, and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in Good Order, your Death Benefit will equal $90,000.
The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each withdrawal. The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after withdrawal = Death Benefit before withdrawal * (1 – [withdrawal amount] / [Contract Value before withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value.
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.20% of the Contract Value. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the amount you paid for the benefit.
Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply).
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept a Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit is elected, the death benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to a short-term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Waiver of Surrender Charge Rider
When you purchase the Contract, you may select the optional Waiver of Surrender Charge Rider for an additional charge. This benefit increases your free withdrawal amount to 100% of your Contract Value. This means that we will never assess a Surrender Charge when you take a withdrawal or surrender the Contract.
For example, if you purchase the Contract with an initial premium payment of $100,000 and request a $50,000 withdrawal in the first Contract Year, you will not be subject to the $3,200 Surrender Charge that would otherwise have applied.
We assess the charge for this benefit at the end of each calendar quarter at an annual rate of 0.30% of the Contract Value. The charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, which over time will reduce any savings provided by the benefit, and you cannot voluntarily terminate the Waiver of Surrender Charge Rider without surrendering or annuitizing your Contract. If you purchase the Waiver of Surrender Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. There is a risk that any financial savings provided by the benefit will ultimately be less than the amount you paid for the benefit.
Example 1: For comparison, the tables below show the impact of electing the Waiver of Surrender Charge Rider to a contract that is identical, except the Waiver of Surrender Charge Rider was not elected. This example assumes a $50,000 withdrawal is taken at the end of year 3 and reflects the difference between paying surrender charges (without the rider) versus paying the rider fee and having the surrender charges waived (with the rider) while taking the same schedule of withdrawal.

	Single Contract		Without Waiver of Surrender Charge Rider			With Waiver of Surrender Charge Rider
Year	Premium	Withdrawals	1) Contract Value (CV)	2) Surrender Charge	Net Withdrawal Amount	CV Before Rider Fee	CV After Rider Fee	3) Rider Fee	Net Withdrawal Amount
0	$100,000.00	$0.00	$100,000.00	$0.00	$0.00	$100,000.00	$100,000.00	$0.00	$0.00
1		$0.00	$105,000.00	$0.00	$0.00	$105,000.00	$104,685.00	$315.00	$0.00
2		$0.00	$110,250.00	$0.00	$0.00	$109,919.25	$109,589.49	$329.76	$0.00
3		$50,000.00	$115,762.50	$2,400.00	$47,600.00	$115,068.97	$114,723.76	$345.21	$50,000.00
4		$0.00	$69,050.63	$0.00	$0.00	$67,959.95	$67,756.07	$203.88	$0.00
5		$0.00	$72,503.16	$0.00	$0.00	$71,143.87	$70,930.44	$213.43	$0.00
6		$0.00	$76,128.31	$0.00	$0.00	$74,476.96	$74,253.53	$223.43	$0.00
Totals		$50,000.00		$2,400.00	$47,600.00			$1,630.71	$50,000.00

1) Contract Value grows at 5% annually.
2) Surrender Charge is Withdrawal less Free Withdrawal Amount times the Surrender Charge percent.
Surrender Charge schedule is 8%,7%,6%, 5%, 4%,3%,0%, applied to each premium payment.
3) 0.30% fee as a percentage of Contract Value.

Example 2: This example assumes instead that no withdrawals are taken during the surrender charge period.

Single Contract		Without Waiver of Surrender Charge Rider	With Waiver of Surrender Charge Rider
Year	Premium	1) Contract Value (CV)	CV Before Rider Fee	CV After Rider Fee	2) Rider Fee
0	$100,000.00	$100,000.00	$100,000.00	$100,000.00	$0.00
1		$105,000.00	$105,000.00	$104,685.00	$315.00
2		$110,250.00	$109,919.25	$109,589.49	$329.76
3		$115,762.50	$115,068.97	$114,723.76	$345.21
4		$121,550.63	$120,459.95	$120,098.57	$361.38
5		$127,628.16	$126,103.50	$125,725.19	$378.31
6		$134,009.56	$132,011.45	$131,615.41	$396.04
Totals					$2,125.70
1) Contract Value grows at 5% annually.
2) 0.30% fee as a percentage of Contract Value
The Waiver of Surrender Charge Rider is not available in all states. See “Appendix B: State Variations.”

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total premium payments each year	Standard	No Charge	•Each payment must be at least $100 (unless we consent otherwise).
•Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Dollar Cost Averaging (“DCA”) Program	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Portfolio Rebalancing Program	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Standard Death Benefit	Pays your beneficiary your Contract Value	Standard	No Charge	•Terminates upon the Maturity Date.
Return of Premium Death Benefit Rider	Pays your beneficiary the greater of (i) your Contract Value or (ii) your total premium payments, adjusted for withdrawals	Optional	0.20% (as an annualized percentage of Contract Value	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states
•Cannot be voluntarily terminated •Terminates at maturity or change in ownership.
•Withdrawals will reduce the value of the benefit in the same proportion that the withdrawal reduced the Contract Value, which may be more than the amount withdrawn.
Waiver of Surrender Charge Rider	Increase your Free Withdrawal Amount to 100% of the Contract Value	Optional	0.30% (as an annualized percentage of Contract Value	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states

Benefits Description [Table Text Block]
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Systematic Withdrawals will be taken pro-rata from your Subaccounts only. Once the Subaccounts’ Accumulation Value is exhausted, the Systematic Withdrawals will terminate. If the contract owner wishes to continue Systematic Withdrawals, he/she will have to contact us to set up a new Systematic Withdrawal program for the Cycle Investments and then will be taken pro-rata from your Cycle Investments. The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle, Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance” the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1⁄2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
Death Benefit
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. It is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. Payment of the Death Benefit is not subject to the Surrender Charge.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select the optional Return of Premium Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76. The Return of Premium Death Benefit is not available in all states. See “Appendix B: State Variations.”
The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st, and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in Good Order, your Death Benefit will equal $90,000.
The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each withdrawal. The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after withdrawal = Death Benefit before withdrawal * (1 – [withdrawal amount] / [Contract Value before withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value.
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.20% of the Contract Value. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the amount you paid for the benefit.
Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply).
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept a Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit is elected, the death benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to a short-term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Waiver of Surrender Charge Rider
When you purchase the Contract, you may select the optional Waiver of Surrender Charge Rider for an additional charge. This benefit increases your free withdrawal amount to 100% of your Contract Value. This means that we will never assess a Surrender Charge when you take a withdrawal or surrender the Contract.
For example, if you purchase the Contract with an initial premium payment of $100,000 and request a $50,000 withdrawal in the first Contract Year, you will not be subject to the $3,200 Surrender Charge that would otherwise have applied.
We assess the charge for this benefit at the end of each calendar quarter at an annual rate of 0.30% of the Contract Value. The charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, which over time will reduce any savings provided by the benefit, and you cannot voluntarily terminate the Waiver of Surrender Charge Rider without surrendering or annuitizing your Contract. If you purchase the Waiver of Surrender Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. There is a risk that any financial savings provided by the benefit will ultimately be less than the amount you paid for the benefit.
Example 1: For comparison, the tables below show the impact of electing the Waiver of Surrender Charge Rider to a contract that is identical, except the Waiver of Surrender Charge Rider was not elected. This example assumes a $50,000 withdrawal is taken at the end of year 3 and reflects the difference between paying surrender charges (without the rider) versus paying the rider fee and having the surrender charges waived (with the rider) while taking the same schedule of withdrawal.

	Single Contract		Without Waiver of Surrender Charge Rider			With Waiver of Surrender Charge Rider
Year	Premium	Withdrawals	1) Contract Value (CV)	2) Surrender Charge	Net Withdrawal Amount	CV Before Rider Fee	CV After Rider Fee	3) Rider Fee	Net Withdrawal Amount
0	$100,000.00	$0.00	$100,000.00	$0.00	$0.00	$100,000.00	$100,000.00	$0.00	$0.00
1		$0.00	$105,000.00	$0.00	$0.00	$105,000.00	$104,685.00	$315.00	$0.00
2		$0.00	$110,250.00	$0.00	$0.00	$109,919.25	$109,589.49	$329.76	$0.00
3		$50,000.00	$115,762.50	$2,400.00	$47,600.00	$115,068.97	$114,723.76	$345.21	$50,000.00
4		$0.00	$69,050.63	$0.00	$0.00	$67,959.95	$67,756.07	$203.88	$0.00
5		$0.00	$72,503.16	$0.00	$0.00	$71,143.87	$70,930.44	$213.43	$0.00
6		$0.00	$76,128.31	$0.00	$0.00	$74,476.96	$74,253.53	$223.43	$0.00
Totals		$50,000.00		$2,400.00	$47,600.00			$1,630.71	$50,000.00

1) Contract Value grows at 5% annually.
2) Surrender Charge is Withdrawal less Free Withdrawal Amount times the Surrender Charge percent.
Surrender Charge schedule is 8%,7%,6%, 5%, 4%,3%,0%, applied to each premium payment.
3) 0.30% fee as a percentage of Contract Value.

Example 2: This example assumes instead that no withdrawals are taken during the surrender charge period.

Single Contract		Without Waiver of Surrender Charge Rider	With Waiver of Surrender Charge Rider
Year	Premium	1) Contract Value (CV)	CV Before Rider Fee	CV After Rider Fee	2) Rider Fee
0	$100,000.00	$100,000.00	$100,000.00	$100,000.00	$0.00
1		$105,000.00	$105,000.00	$104,685.00	$315.00
2		$110,250.00	$109,919.25	$109,589.49	$329.76
3		$115,762.50	$115,068.97	$114,723.76	$345.21
4		$121,550.63	$120,459.95	$120,098.57	$361.38
5		$127,628.16	$126,103.50	$125,725.19	$378.31
6		$134,009.56	$132,011.45	$131,615.41	$396.04
Totals					$2,125.70
1) Contract Value grows at 5% annually.
2) 0.30% fee as a percentage of Contract Value
The Waiver of Surrender Charge Rider is not available in all states. See “Appendix B: State Variations.”

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A – INVESTMENT PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of the portfolios currently available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which can be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2023)
Type / Investment Objective	Portfolio Company	Current Expenses	1-Year Return	5-Year Return	10-Year Return
US Fund Money Market - Taxable	Fidelity® VIP Government Money Mkt Svc 2[1]	0.49	4.67	1.58	0.97
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
US Insurance Global Large-Stock Growth	American Funds IS® Global Growth	0.91	22.29	13.36	9.30
	Capital Research and Management Company
US Insurance Small Growth	ClearBridge Variable Small Cap Growth	1.05	8.12	9.29	7.62
	Legg Mason Partners Fund Advisor, LLC / ClearBridge Investments, LLC
US Insurance Large Blend	DWS Equity 500 Index VIP[2]	0.65	25.49	14.96	11.37
	DWS Investment Management Americas, Inc. / Northern Trust Investments Inc
US Insurance Intermediate Core-Plus Bond	Western Asset Core Plus VIT[2]	0.76	6.44	0.98	1.24

Legg Mason Partners Fund Advisor, LLC / Western
Asset Management Company Pte Ltd. –
Singapore; Western Asset Management
Company, LLC; Western Asset Management
Company Ltd. – Japan; Western Asset
Management Company Limited – UK;

	Soft-Closed
US Insurance Moderate Allocation	American Funds IS® Asset Allocation	0.80	14.02	8.93	6.98
	Capital Research and Management Company
US Insurance Moderate Allocation	Calvert VP SRI Balanced	0.89	16.42	9.99	7.14
	Calvert Research and Management
US Insurance Large Growth	Fidelity® VIP Growth Opportunities	0.88	45.30	18.79	15.44
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
US Insurance Mid-Cap Blend	Fidelity® VIP Mid Cap	0.86	14.80	12.17	7.85
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
US Insurance Multisector Bond	Lord Abbett Series Bond-Debenture	0.89	6.55	3.14	3.49
	Lord, Abbett & Co LLC
US Insurance Short-Term Bond	Lord Abbett Series Short Duration Inc	0.84	5.05	1.69
	Lord Abbett Series Short Duration Inc
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Adv	0.87	3.57	3.05	2.15
	Pacific Investment Management Company, LLC
US Insurance Ultrashort Bond	PIMCO VIT Short-Term Adv	0.71	5.80	2.02	1.77
	Pacific Investment Management Company, LLC
US Insurance Large Value	Principal Equity Income	0.88	11.00	10.53	8.92
	Principal Global Investors, LLC

Prospectuses Available [Text Block]
APPENDIX A – INVESTMENT PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of the portfolios currently available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which can be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior Contract earnings.
Principal Risk [Text Block]
Risk of Loss
Investments in Cycle Investments will fluctuate in value based on the performance of the Index. Such losses may be substantial depending on the performance of the Index and the Cycle Investment to which you allocate Contract Value. You will bear the portion of the loss that exceeds the Buffer Rate or the loss up to the amount of the Floor Rate, as applicable. The Floor Rate and the Buffer Rate provide downside protection from negative Index Performance only on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

A Surrender Charge applies for up to six years following your last premium payment. The charge will reduce the value of your Contract if you withdraw money during that time. The benefit of tax deferral also means the Contract is more beneficial to investors with a long time horizon.

Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal or transfer prior to the Cycle End Date. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal or transfer prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to our claims-paying ability. If Midland National experiences financial distress, it may not be able to meet its obligations to you. More information about Midland National, including its financial strength ratings, is available upon request. You may make such request by calling 1-866-747-3421 or visiting www.SRSLiveWell.com.
Risks Associated with Investment Options [Member]
Prospectus:
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Cycle Investments and the Investment Portfolios that you select.
•Each Cycle Investment, Subaccount, and the Default Account has its own unique risks.
•You should review this prospectus as well as the prospectuses for available Investment Portfolios.

General Risk of Loss [Member]
Prospectus:
Principal Risk [Text Block]
General Risk of Loss
Investments in the Contract are subject to the risk of loss of principal and previously credited earnings due the negative performance of the Index to which a Cycle is linked or of the Investment Portfolio in which a Subaccount invests.
General Liquidity Risk [Member]
Prospectus:
Principal Risk [Text Block]
General Liquidity Risk
The Contract is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. If you are not a long-term investor, this Contract may not be appropriate for you. Each premium Payment is subject to a six year Surrender Charge, which may reduce your Surrender Value below the amount of premium payments you made.
Liquidity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risk
The amount of Cycle Investment Value available for withdrawal on any Business Day is equal to the Cycle Investment Unit Value on that day multiplied by the number of Cycle Investment Units credited to your Contract. Prior to the Cycle End Date, the Cycle Investment Unit Value for each Cycle Investment is based on the Fair Value of the financial instruments that equal the Cycle Investment at maturity. The Fair Value estimates the market value of the risk of loss and possibility of gain if the Cycle Investment is held to the Cycle End Date. The Fair Value determination takes into account a variety of factors, including the change in Index value from the Cycle Start Date, volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and time remaining to the Cycle End Date. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the index performance is positive due to the possibility that the index performance could decrease before the Cycle End Date. Changes in the Index volatility and interest rates also may reduce the Cycle Investment Unit Value.
For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In addition, the Floor Rate and the Buffer Rate do not apply. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. For all Cycle Investments, this means on any day prior to the Cycle End Date if you make a withdrawal, surrender or annuitize the Contract, or if a death benefit becomes payable, you could lose up to 100% of your principal investment and any earnings. On the Cycle End Date (when the Floor Rate and the Buffer Rate do apply), you could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate or up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Transfers, withdrawals, and optional benefit rider charges deducted before the Cycle End Date will reduce your Cycle Investment Value dollar for dollar.
Cycle Investments Change Risk [Member]
Prospectus:
Principal Risk [Text Block]
Changes to the Cycle Investments
Availability of the Cycle Investments for future Cycle Types are solely at our discretion, and we can change or remove them without Contract Owner consent. You bear the risk that a Cycle Type in which you initially invest will not continue to be available in the future. We reserve the right not to offer any Cycle Investments, and to reject or limit the amount that can be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index. We set Cap Rates and Participation Rates at our discretion based on a variety of factors. These rates may change from Cycle Term to Cycle Term and may be less than your initial rates. Contract Owners bear the risk that the rates we set will be less favorable than they find acceptable. We will amend the prospectus should we cease offering Cycle Investments.
In the event that the Index for a Cycle Investment is discontinued, or is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, for future Cycle Investments, we may replace the Index with an available comparable Index, subject to any necessary regulatory filings. If the Index is discontinued, for Cycle Investments that are ongoing, the Cycle Term will end, i.e., we will “mature” it, on the date the Index is discontinued, and we will calculate the Cycle Investment return, positive or negative, based on the Crediting Type (i.e.,Cap Rate or Participation Rate)and the Cycle Structure (i.e.,Floor Rate or Buffer Rate,), as applicable. See “Replacement of the Index” below for additional information.
Limited Participation In Positive Performance [Member]
Prospectus:
Principal Risk [Text Block]
Limited Participation in Positive Performance
Any increase in the value of the Contract Owner’s Cycle Investment for any Cycle, on the Cycle End Date, is limited by the Cycle’s Cap Rate or Participation Rate, which could cause the Contract Owner’s Cycle Investment on any Cycle Business Day to be lower than they would otherwise be if the Contract Owner invested, for example, in a mutual fund or exchange-traded fund tracking the same Index. The Cap Rates and Participation Rates benefit us because they limit the hedging costs to cover the amount of increase in the Cycle Investment that we may be obligated to pay. We set the Cap Rates and Participation Rates at our discretion. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior November 13, 2023, the Fair Value calculation, which determines the amount available for withdrawal, will take into account the Proportional Cap Rate, which may reduce the Cycle Investment Unit Value based on the time remaining until the Cycle End Date Term. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. Generally, Cycle Investments
that provide greater protection against negative Index performance through the Floor Rate or Buffer Rate have lower Cap Rates and Participation Rates than Cycle Investments with the same Index and Cycle Term that provide less protection.
Cap Rates And Participatioin Rates [Member]
Prospectus:
Principal Risk [Text Block]
Cap Rates and Participation Rates
The Cap Rate for a Cycle Investment with a Cap Rate Crediting Type and the Participation Rate for a Cycle Investment with a Participation Rate Crediting Type are declared on the Cycle Start Date and will be disclosed on our website www.srslivewellservice.com. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap Rate or Participation Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate or Participation Rate for the prior Cycle Term and/or the Indicative Rate. There is a risk that the Cap Rate will be lower than the Index’s rate of return. For Participation Rates lower than 100%, investors will not fully participate in the Index’s positive rate of return.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type and a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type, which is the Rate Threshold disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate or Participation Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. If this occurs, there is a risk that allocation of your Contract Value to a different Cycle Investment will be delayed until the following month because a new Cycle Investment can only be established on a Cycle Start Date (i.e., the third Thursday of each month). There is also a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future. Contract Value that you allocate to a Cycle Investment that does not launch will remain in the Default Account until you provide us with alternative allocation instructions.
The Cap Rates and Participation Rates apply from the Cycle Start Date to the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. It is not an annual limit. For Participation Rates with multi- year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
We will inform you of the final Cap Rate or Participation Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you must notify us within 10 business days from the day we send you notice of the final Cap Rate(s) or Participation Rate(s). When you do so, you must instruct us where to reallocate your investment. Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges. Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any withdrawals taken from the Cycle Investment and optional rider fees, without being subject to the Fair Value calculation. Surrender Charges will be assessed, if applicable. Amounts withdrawn or surrendered may also be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59 ½ If you do not exercise your right to bailout within 10 business days of the notice, then your Contract Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw your proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term [Member]
Prospectus:
Principal Risk [Text Block]
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term
On each Cycle Business Day, other than the Cycle Start Date and Cycle End Date, we determine the Cycle Investment Unit Value for a Cycle Investment by reference to a Fair Value. The Fair Value of a Cycle Investment reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term, without regard to the Floor Rate or the Buffer Rate, as applicable. For Cycle Investments with a Cap Rate Crediting Type that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also be subject to the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In some states, pending regulatory approval(s), if any, the Proportional Cap Rate will continue to be incorporated into the Fair Value calculation for Cycle Investments that have a Cycle Start Date on or after November 13, 2023. See “Appendix B – State Variations.”
We contract with a Fair Value Calculation Agent to determine the Fair Value of a Cycle Investment based on a variety of factors such as the change in the Index Value from the Cycle Start Date, implied volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is determined based on the economic value of a hypothetical financial investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The formula is based on the value of each of these financial instruments and is determined by a Fair Value Calculation Agent using standard financial industry calculations. This means the Fair Value of a Cycle Investment before the Cycle End Date could be different than the performance of the reference Index during the calculation period. For more information on the formula used to calculate Fair Value, see “Valuation of a Cycle Investment – Cycle Value Unit Value – During the Cycle Term.”
Midland National will publish the Cycle Investment Unit Values each Business Day on its website: www.srslivewellservice.com. For more information and to see how Fair Value and Cycle Investment Unit Value are calculated, see “Appendix C – Cycle Investment Unit Value Examples Cycle Investment Unit Value Examples”, “Investing in the Cycle Investments”, and “Appendix E – Fair Value Formulas” in this prospectus.
Risk Associated With Indices [Member]
Prospectus:
Principal Risk [Text Block]
Risk Associated with the Indices
The value of the Contract Owner’s Cycle Investment is dependent on the performance of the reference Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause the Contract Owner to lose money. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Cycle Term.
While it is not possible to invest directly in an Index, if the Contract Owner chooses to allocate amounts to a Cycle Investment, the Contract Owner is indirectly exposed to the investment risks associated with the referenced Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. Over time, we may also change the Indices to which the Cycle Investments are linked. Below is a summary of important investment risks to which each Index is exposed. For more information, see “Additional Information about the Indices” and “Appendix D - Index Disclosures.”
•    S&P 500® Price Return Index (Bloomberg Ticker: SPX). The S&P 500® Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. The S&P 500® Price Return does not include dividends or distributions.
•    MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). The price return index does not include dividends or distributions
•    Russell 2000 Price Return Index (Bloomberg Ticker: RTY). The Russell 2000 Index refers to a stock market index that measures the performance of the 2,000 smaller companies included in the Russell 3000 Index. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies. The price return index does not include dividends or distributions.
•Nasdaq-100 Max 30TM Index: (Bloomberg Ticker: NDXMAX30TM), which is designed to track the performance of the Nasdaq-100 Futures Excess ReturnTM Index (the underlying index) while seeking to limit volatility to 30% annually. The underlying index is composed of futures contracts that reference the performance of the Nasdaq-100 Index®, which itself tracks the performance of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market. The underlying index is an “excess return” index, meaning its return reflects the investment return of its component futures contracts, but does not reflect any return on collateral associated with the purchase of such futures contracts. The Index adjusts exposure to the underlying index on a daily basis and may employ leverage to achieve its target volatility level. This Index may be appropriate for an investor who wants exposure to non-financial companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology, with additional volatility control. The Index does not include dividends or distributions, and its return is subject to a 1% annualized deduction. The Index is subject to the following risks:
◦Index Futures. Index futures are subject to a variety of different risks. In general, the price of an index futures contract reflects the expected value of an index in the future, not the current value of the index. A variety of market forces and other factors can lead to a disparity between the price of an index futures contract and the current value of the referenced index. As a result, the underlying index may underperform, and will likely perform differently, than the Nasdaq-100 Index®. Index futures contracts are subject to the risk of default by obligors. These factors and others, including government regulation and intervention, can cause the price of futures contracts to be volatile and may adversely impact the performance of the underlying index and, consequently, the level of the Index or the calculation or availability of Index values.
The underlying index is an “excess return” futures-based index. Returns from investing in futures contracts are generally derived from three sources: (a) changes in the price of the relevant futures contracts (which is known as the “price return”); (b) any profit or loss realized when replacing the relevant futures contract as it reaches its expiration date with a similar futures contract that has a later expiration date (which is known as the “roll return”); and (c) any interest earned on the collateral for the relevant futures contracts (which is known as the “collateral return”). An excess return index measures the price return and roll return associated with an investment in uncollateralized future contracts. In contrast, a “total return” index would also measure the collateral return as well as the price return and roll return. An excess return index will generally underperform an otherwise identical total return index.
◦Large-Cap. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.
◦Foreign Securities. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).=
◦Performance Drag. The Index includes a daily deduction of 1% per annum which will exert a drag on Index performance, offsetting any positive performance of the underlying index for each day and exacerbating any negative performance, and may cause the level of the Index to decline even if the underlying index is performing positively. These deductions negatively impact the performance of the Index. The performance of the Index would be approximately 1% higher if the daily deduction was not applied.
◦Volatility Control. The Index may reduce its exposure during periods of volatility in order to mitigate dramatic changes in the value of the Index. There is no guarantee that the Index will achieve its target volatility level, the methodologies used to measure historical volatility may not accurately capture volatility trends, and historical trends are not necessarily indicative of future volatility. Because volatility control may limit participation in rising markets, it may ultimately limit your returns (if any) under a Cycle Investment. In addition, each Cycle Investment already provides limited downside protection in the form of its Cycle Structure. You should consider whether selecting a Cycle Investment linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals.
◦Leverage. When the Index has leveraged exposure to the underlying index, any movements in the level of the underlying index may result in greater changes in the level of the Index than if leverage was not used. In particular, the use of leverage will amplify any negative performance of the underlying index. Leverage may significantly increase the Index's volatility, even when leverage is used as part of a volatility control mechanism.
◦Concentration. The Index allocates to a single underlying index and as such the Index will be subject to the risks affecting the underlying index on a concentrated basis.
◦Disruptive Events. The occurrence of certain disruptive and extraordinary events, such as the unavailability of necessary data to apply the Index methodology, could impair the operation of the Index. Should such an event occur, the Index publisher may take any actions permitted by the Index rules, such as exercising limited discretion in determining the Index values or discontinuing the Index.
◦New Index. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
◦Exclusive Licensing. Use of the Index in connection with annuity contracts has been exclusively licensed to Midland National Life Insurance Company. If the exclusive licensing agreement is not renewed, the Index may become available through other investment vehicles or may be discontinued.
No Dividends or Distributions Included in the Index
We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker:NDXMAX30TM), which do not include dividends or distributions, so the indices performances do not reflect dividends or distributions paid on the securities comprising the indices, if any. The calculation of the Index performance for a Cycle Investment, therefore, will not reflect the full investment performance of the underlying securities if they pay dividends or distributions.
No Rights In The Securities Underlying the Index [Member]
Prospectus:
Principal Risk [Text Block]
No Rights in the Securities Underlying the Index
A Cycle Investment does not involve investing in the associated Index nor in any securities included in that Index. As a result, Contract Owners will not have voting rights, rights to receive cash dividends or other distributions or other rights that holders of securities comprising the indexes would have. We calculate the increase in value of Cycle Investment without taking into account any such distributions or dividends paid.
Replacement Of The Index [Member]
Prospectus:
Principal Risk [Text Block]
Replacement of the Index
If an Index is discontinued, we reserve the right to replace it with an alternative index for future Cycle Investments. We will give at least a 30 days’ notice of the change, unless the Index provider gives us less than 30 days notice, in which case we will give you notice as soon as practicable at our discretion. We will attempt to choose a replacement index that has a similar investment objective and risk profile to the discontinued Index. If we replace an Index, any future Cycle Investments will be available with the same Cap Rate Threshold, Floor Rate and Buffer Rate features. In addition, in the event the Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. You bear the risk that the replacement index may not be acceptable to you.
Due to the possibility that an Index may be discontinued, we cannot guarantee that any Index will remain available through the end of a Cycle Term. In the event an Index is discontinued, we will terminate the Cycle Investment, as described below.
If an Index were to be discontinued, we will end, or mature, the Cycle Term before its scheduled Cycle End Date as of the date of the most recently available closing value of the Index before its discontinuance. We will use that closing value to calculate the Cycle Investment return, positive or negative, through that date. We will apply the Index performance as of that date subject to the Crediting Type (i.e.,Cap Rate or Participation Rate) and the Cycle Structure (i.e.,Floor or Buffer Rate), as applicable. For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value and for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a -20% negative return to your Cycle Investment Value and for a Cycle with a -10% Floor Rate, we would credit a -10% negative return to your Cycle Investment Value. We would provide notice about ending the Cycle, as soon as practicable and ask for instructions on where to transfer your Cycle End Date value. If you do not provide us with instructions, your Cycle End Date value will be transferred to the Default Account and will remain there until you provide us with alternative allocation instructions.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount.
Subaccounts Risk Of Loss [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Loss
You bear the risk of any decline in the Accumulation Value of your Subaccounts resulting from the performance of the Investment Portfolios you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. The investment risks are described in the prospectuses for the Investment Portfolios.
Financial Strength Of Midland National Risk [Member]
Prospectus:
Principal Risk [Text Block]
Financial Strength of Midland National
Midland National is solely responsible for all guarantees provided under the Contract, including without limitation values calculated for the Cycle Investments, a Death Benefit and any annuity payments. Our General Account assets, which support these guarantees and payments are subject to the claims of our creditors. As such, the guarantees and payments are subject to our financial strength and claims paying ability and, therefore, to the risk that we may default on the guarantees and payments. For information on our financial condition, please review our financial statements included in this prospectus. Additional information about our business and operations is set forth in “Midland National Life Insurance Company”, later in this prospectus.
Optional Benefit Risk [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefit Risk
If you choose to purchase one or both of the optional benefits available for an additional charge, the fees for the optional benefit(s) will be deducted from your Contract Value, including the Cycle Investments.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable.
When charges for optional benefits are deducted from the Cycle Investments, the Cycle Investment Value from which the deduction is taken is based on the Fair Value calculation unless the deduction is made on the Cycle End Date. If a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The fees for the optional benefit(s) you select will be deducted from your Contract Value for the life of the Contract. You cannot voluntarily terminate an optional benefit available without surrendering or annuitizing your Contract. If you purchase the Surrender of Waiver Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. Withdrawals may reduce the Return of Premium Death Benefit by more than the amount withdrawn, and it is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit for which we do not assess a charge. There is a risk that any financial savings or return provided by an optional benefit will ultimately be less than the amount you paid for the benefit.
Upon the Contract’s Maturity Date, any optional benefits, including the Return of Premium Death Benefit, you have elected will terminate without value.
The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider are not available in all states. See Appendix B: State Variations.
Adverse Tax Consequences Risk [Member]
Prospectus:
Principal Risk [Text Block]
Adverse Tax Consequences
Certain transactions including, but not limited to, withdrawals (including systematic withdrawals and required minimum distributions) and surrenders may lead to a taxable event. If you purchase the Contract through a tax advantaged retirement account, distributions received before you attain age 59 1⁄2 may be includable in income and subject to a 10% penalty tax. If you take a withdrawal from a Non-Qualified Contract, any earnings before you attain age 59 1⁄2 may be included in income and subject to a 10% penalty tax in addition to ordinary income tax. In addition, existing tax laws that benefit this Contract may change at any time.
Premium Payment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Premium Payment Risk
Your ability to make subsequent premium payments is subject to restrictions. We reserve the right to refuse any premium payment, to further limit your ability to make subsequent premium payments with advance notice, and require our prior approval before accepting premium payments. There is no guarantee that you will always be permitted to make premium payments. If we refuse and/or limit your premium payments:
•your ability to increase your Contract Value will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit; and
•the potential financial savings provided by the Waiver of Surrender Charge Rider will be limited, because Surrender Charges are not assessed after 6 years following your last premium payment..
Minimum Contract Value Risk [Member]
Prospectus:
Principal Risk [Text Block]
Minimum Contract Value Risk
The minimum amount that can be left in the entire Contract after a withdrawal is $1,000.00. The entire Contract will be terminated and the balance will be distributed to the Contract Owner if a withdrawal causes the Contract Value to drop below $1,000.00.
Cybersecurity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our insurance business activities. Because our insurance business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (affecting the internet, cloud services, or other infrastructure) or targeted (failure in or breach of our systems or those of third parties on whom we rely).There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Due to the increasing sophistication of cyber-attacks,such cybersecurity incidents could occur and persist for an extended period of time without detection. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.
Cybersecurity risks may also affect the Indices and the Investment Portfolios in which the Subaccounts invest. Breaches in cybersecurity may cause the performance of an Index or Investment Portfolio to be calculated incorrectly, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index or the performance of any Investment Portfolio, Breaches in cybersecurity may also negatively affect the value of the securities or other investments that comprise or define an Index or in which a portfolio invests.
Catastrophic Events Risk [Member]
Prospectus:
Principal Risk [Text Block]
Catastrophic Events
Catastrophic events including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:
•    causing long-term interruptions in our service and the services provided by our significant vendors;
•    creating economic uncertainty, and reducing or halting economic activity;
•    disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;
•    increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.
The extent to which these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
C000048776 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Mkt Svc 2[1]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	4.67%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	0.97%
C000121502 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds IS® Global Growth
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000047263 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Small Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC / ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000017152 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	DWS Equity 500 Index VIP[2]
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	14.96%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000154792 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT[2]
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC / Western Asset Management Company Pte Ltd. – Singapore
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Temporary Fee Reductions, Current Expenses [Text Block]	2 This investment option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction. See the Investment Option’s prospectus for additional information.
C000121512 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
C000135675 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.14%
C000013940 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
C000078378 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research(Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
C000020055 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
C000139705 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Short-Term Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Short Duration Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.69%
C000030983 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.15%
C000081128 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Ultrashort Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.77%
C000223413 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	Principal Equity Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Pays your beneficiary your Contract Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Terminates upon the Maturity Date.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]
Death Benefit
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. It is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. Payment of the Death Benefit is not subject to the Surrender Charge.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select the optional Return of Premium Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76. The Return of Premium Death Benefit is not available in all states. See “Appendix B: State Variations.”
The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st, and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in Good Order, your Death Benefit will equal $90,000.
The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each withdrawal. The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after withdrawal = Death Benefit before withdrawal * (1 – [withdrawal amount] / [Contract Value before withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value.
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.20% of the Contract Value. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the amount you paid for the benefit.
Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply).
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept a Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit is elected, the death benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to a short-term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Return Of Premium Death Benefit Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Other Annual Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
Purpose of Benefit [Text Block]	Pays your beneficiary the greater of (i) your Contract Value or (ii) your total premium payments, adjusted for withdrawals
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]
•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states
•Cannot be voluntarily terminated
•Terminates at maturity or change in ownership.
•Withdrawals will reduce the value of the benefit in the same proportion that the withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
Waiver Of Surrender Charges Raider [Member]
Prospectus:
Other Annual Expense (of Other Amount), Current [Percent]	0.30%
Systemic Withdrawal Program [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to set up an automatic payment of up to 10% of your total premium payments each year
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise). •Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Systematic Withdrawals will be taken pro-rata from your Subaccounts only. Once the Subaccounts’ Accumulation Value is exhausted, the Systematic Withdrawals will terminate. If the contract owner wishes to continue Systematic Withdrawals, he/she will have to contact us to set up a new Systematic Withdrawal program for the Cycle Investments and then will be taken pro-rata from your Cycle Investments. The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle, Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA) Program [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
Portfolio Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Purpose of Benefit [Text Block]	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Operation of Benefit [Text Block]
Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance” the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1⁄2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
Waiver Of Surrender Charge Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Purpose of Benefit [Text Block]	Increase your Free Withdrawal Amount to 100% of the Contract Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available. •Only available at Issue Ages 0-75 •Not available in all states
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Operation of Benefit [Text Block]
Waiver of Surrender Charge Rider
When you purchase the Contract, you may select the optional Waiver of Surrender Charge Rider for an additional charge. This benefit increases your free withdrawal amount to 100% of your Contract Value. This means that we will never assess a Surrender Charge when you take a withdrawal or surrender the Contract.
For example, if you purchase the Contract with an initial premium payment of $100,000 and request a $50,000 withdrawal in the first Contract Year, you will not be subject to the $3,200 Surrender Charge that would otherwise have applied.
We assess the charge for this benefit at the end of each calendar quarter at an annual rate of 0.30% of the Contract Value. The charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, which over time will reduce any savings provided by the benefit, and you cannot voluntarily terminate the Waiver of Surrender Charge Rider without surrendering or annuitizing your Contract. If you purchase the Waiver of Surrender Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. There is a risk that any financial savings provided by the benefit will ultimately be less than the amount you paid for the benefit.
Example 1: For comparison, the tables below show the impact of electing the Waiver of Surrender Charge Rider to a contract that is identical, except the Waiver of Surrender Charge Rider was not elected. This example assumes a $50,000 withdrawal is taken at the end of year 3 and reflects the difference between paying surrender charges (without the rider) versus paying the rider fee and having the surrender charges waived (with the rider) while taking the same schedule of withdrawal.

	Single Contract		Without Waiver of Surrender Charge Rider			With Waiver of Surrender Charge Rider
Year	Premium	Withdrawals	1) Contract Value (CV)	2) Surrender Charge	Net Withdrawal Amount	CV Before Rider Fee	CV After Rider Fee	3) Rider Fee	Net Withdrawal Amount
0	$100,000.00	$0.00	$100,000.00	$0.00	$0.00	$100,000.00	$100,000.00	$0.00	$0.00
1		$0.00	$105,000.00	$0.00	$0.00	$105,000.00	$104,685.00	$315.00	$0.00
2		$0.00	$110,250.00	$0.00	$0.00	$109,919.25	$109,589.49	$329.76	$0.00
3		$50,000.00	$115,762.50	$2,400.00	$47,600.00	$115,068.97	$114,723.76	$345.21	$50,000.00
4		$0.00	$69,050.63	$0.00	$0.00	$67,959.95	$67,756.07	$203.88	$0.00
5		$0.00	$72,503.16	$0.00	$0.00	$71,143.87	$70,930.44	$213.43	$0.00
6		$0.00	$76,128.31	$0.00	$0.00	$74,476.96	$74,253.53	$223.43	$0.00
Totals		$50,000.00		$2,400.00	$47,600.00			$1,630.71	$50,000.00

1) Contract Value grows at 5% annually.
2) Surrender Charge is Withdrawal less Free Withdrawal Amount times the Surrender Charge percent.
Surrender Charge schedule is 8%,7%,6%, 5%, 4%,3%,0%, applied to each premium payment.
3) 0.30% fee as a percentage of Contract Value.

Example 2: This example assumes instead that no withdrawals are taken during the surrender charge period.

Single Contract		Without Waiver of Surrender Charge Rider	With Waiver of Surrender Charge Rider
Year	Premium	1) Contract Value (CV)	CV Before Rider Fee	CV After Rider Fee	2) Rider Fee
0	$100,000.00	$100,000.00	$100,000.00	$100,000.00	$0.00
1		$105,000.00	$105,000.00	$104,685.00	$315.00
2		$110,250.00	$109,919.25	$109,589.49	$329.76
3		$115,762.50	$115,068.97	$114,723.76	$345.21
4		$121,550.63	$120,459.95	$120,098.57	$361.38
5		$127,628.16	$126,103.50	$125,725.19	$378.31
6		$134,009.56	$132,011.45	$131,615.41	$396.04
Totals					$2,125.70
1) Contract Value grows at 5% annually.
2) 0.30% fee as a percentage of Contract Value
The Waiver of Surrender Charge Rider is not available in all states. See “Appendix B: State Variations.”

Dollar Cost Averaging Program [Member]
Prospectus:
Operation of Benefit [Text Block]
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.